Acquisitions (Details) - Schedule of fair value of the assets acquired and the liabilities assumed as a result of acquisition accounting for the acquisition - Acquisitions [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 27, 2021	Jun. 28, 2020
Acquisitions (Details) - Schedule of fair value of the assets acquired and the liabilities assumed as a result of acquisition accounting for the acquisition [Line Items]
Current assets	$ 90	$ 179
Property and equipment	181	1,153
Identifiable intangible assets	465	5,160
Goodwill	2,350	10,942
Total assets acquired	3,086	17,434
Current liabilities	326	2,242
Total liabilities assumed	326	3,724
Total fair value, net of cash	$ 2,760	13,710
Deferred acquisition payments		$ 1,482